CONVERTIBLE BONDS - Schedule of Convertible Bonds (Details) - Convertible bonds - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 98,056	$ 82,399	$ 138,422
Option component (classified as equity)	13,835	12,225	$ 0
Balance	$ 111,890	$ 94,624